Inventories	12 Months Ended
Dec. 31, 2011
Inventories

5.     Inventories

Inventories consisted of the following:

	2010	2011	2011
	(RMB)	(RMB)	(Unaudited) ($)
Raw materials	77,051,711	64,898,313	$10,299,848
Work-in-process	3,322,509	815,487	129,424
Finished goods	16,568,567	20,492,020	3,252,237
Total inventories	96,942,787	86,205,820	$13,681,509

The Company did not have any inventory reserve as of December 31, 2010 and 2011.As of December 31,2011, certain raw materials with an aggregate carrying value of RMB35,389,200($5,616,531) were pledged as collateral for bank loans.